Government grants and assistance (Narrative) (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Oct. 31, 2020	Aug. 31, 2020	Jul. 31, 2020	May 31, 2020	May 30, 2020
Disclosure of detailed information about financial instruments [line items]
Deferred accounts payable	$ 339
NRC IRAP Funding [Member]
Disclosure of detailed information about financial instruments [line items]
Amount of funding		$ 396
IAP [Member]
Disclosure of detailed information about financial instruments [line items]
Amount of funding	434
NGen [Member]
Disclosure of detailed information about financial instruments [line items]
Amount of funding						$ 1,871
Percentage of reimburse eligible project salaries						50.00%
Amount of Advances						$ 1,532
ACOA [Member]
Disclosure of detailed information about financial instruments [line items]
Amount of funding					$ 746
NRC IRAP [Member]
Disclosure of detailed information about financial instruments [line items]
Amount of funding	465			$ 4,069		$ 194	$ 271
Percentage of reimburse eligible project salaries				100.00%				80.00%
Percentage of reimubrse eligible contractor costs				75.00%				50.00%
NRC IRAP Funding [Member]
Disclosure of detailed information about financial instruments [line items]
Amount of funding	2,023		$ 1,123
Amount of receivables funding	$ 16		$ 913